Announcements	6 Months Ended
Jun. 30, 2019
Disclosure Of Additional Information [Abstract]
Announcements
Announcements

Notification of change in Debt Sponsor - On 11 January 2019, bondholders were advised that AngloGold Ashanti has terminated Rand Merchant Bank (A division of FirstRand Bank Limited) as its Debt Sponsor and have appointed The Standard Bank of South Africa Limited as its Debt Sponsor, effective 31 January 2019.

Sale of Greenfields Exploration tenements in Colombia - On 5 March 2019, AngloGold Ashanti announced an agreement with Royal Road Minerals Limited for the sale of its interests in Northern Colombia Holdings Limited.

Boston Shaker underground mine to go ahead at Tropicana - On 28 March 2019, AngloGold Ashanti Australia Limited (70% and manager) and Independence Group NL (30%) approved the development of the Boston Shaker Underground Project at the Tropicana Gold Mine in Western Australia.

AngloGold Ashanti starts process to review divestment options for South African assets - On 9 May 2019, AngloGold Ashanti announced that it was embarking on a process to review divestment options for its remaining South African assets. This process will consider all ownership options, with a view to maximising the value and future prospects of these assets.

AngloGold Ashanti announces a change to its Board of Directors - On 28 May 2019, AngloGold Ashanti announced the appointment of Ms Maria Ramos as an independent non-executive director to its board of directors, effective 1 June 2019. Ms Ramos will serve as a member of the Investment Committee and the Social and Ethics and Sustainability Committee.

High Court approves settlement of the Silicosis and TB class action - On 26 July 2019, a full bench of the Johannesburg High Court approved the settlement of the silicosis and tuberculosis class action suit. The settlement is between the Occupational Lung Disease Working Group - representing African Rainbow Minerals, Anglo American SA, AngloGold Ashanti, Gold Fields, Harmony and Sibanye Stillwater, and settlement classes’ representatives as well as the settlement classes’ attorneys Richard Spoor Inc, Abrahams Kiewitz Inc and the Legal Resources Centre.